CONSOLIDATED STATEMENT OF SHAREHOLDERS EQUITY (Parenthetical) - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2019	Dec. 31, 2018	Dec. 31, 2017
Statement of Stockholders' Equity [Abstract]
Tax effect of gain (losses) on derivatives qualifying as hedges	$ (505)	$ 2,011	$ 2,017
Tax effect of pension liability and postretirement adjustment	$ (7,559)	$ (5,052)	$ (1,583)
Cash dividends declared, per share	$ 2.96	$ 2.84	$ 2.66